27. EMPLOYEE BENEFITS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Net defined benefit asset	R$ 44,535	R$ 60,045
Current	7,618	5,430
Non-current	36,917	54,615
TCSPREV plan [member]
Disclosure of defined benefit plans [line items]
Net defined benefit asset	42,233	56,559
CELPREV plan [member]
Disclosure of defined benefit plans [line items]
Net defined benefit asset	160	222
PBSTNC plan [member]
Disclosure of defined benefit plans [line items]
Net defined benefit asset	R$ 2,142	R$ 3,264